OTHER ASSETS - THIRD PARTIES (Details) - Third parties ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party Transaction [Line Items]
Prepayments for purchase of property, plant and equipment	¥ 1,088,586		¥ 845,201
Long-term receivables related to disposal of a subsidiary	700,699		919,392
Prepayment for warranty insurance premium	92,976		99,611
Loan receivables	58,180
Deposit for rent and others	24,488		53,927
Prepayment of income tax attributable to intercompany transactions	3,706		7,069
Refund receivable of U.S. countervailing duties and anti-dumping duties			13,563
Less: Allowance for credit losses	(366)		(788)
Total	¥ 1,968,269	$ 281,459	¥ 1,937,975